Other assets - Schedule (Details) - USD ($)	Dec. 31, 2019	Dec. 31, 2018
Subclassifications of assets, liabilities and equities [abstract]
Restricted cash and cash equivalents	$ 39,413,000	$ 18,545,000
Restricted cash and cash equivalents for vessels under construction	0	66,452,000
Chile VAT receivable	20,874,000	22,595,000
Investment in Carbon Recycling International	4,620,000	4,620,000
Defined benefit pension plans	5,856,000	5,150,000
Other	20,228,000	18,044,000
Total other assets	90,991,000	135,406,000
Less current portion	(8,180,000)	(60,931,000)
Other assets	$ 82,811,000	$ 74,475,000